UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                           One Bryant Park, 28th Floor
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS
The Schedule of Investments is attached herewith.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                           DECEMBER 31, 2008
                                                                  --------------------------------------
                                                                                                 % OF
                                                                                    FAIR          NET
                                                                      COST          VALUE        ASSETS*
                                                                  ------------   ------------   --------
INVESTMENTS IN PORTFOLIO FUNDS

EMERGING MARKETS
   Henderson Asia Pacific Absolute Return Fund, Ltd. +            $  5,000,000   $  5,536,760       6.63%
   Rohatyn Group Global Opportunity Partners, L.P. (Class A)           167,351        191,021       0.23
                                                                  ------------   ------------   --------
TOTAL EMERGING MARKETS                                               5,167,351      5,727,781       6.86
                                                                  ------------   ------------   --------

EQUITY HEDGE
   Addison Clark Fund, L.P.                                          3,000,000      2,547,127       3.05
   Alydar Fund, L.P. +                                               5,999,169      6,632,671       7.95
   Artha Emerging Markets Fund, L.P. +                               4,700,000      4,190,649       5.02
   Royal Capital Value Fund (QP), L.P. +                             5,714,172      5,500,762       6.59
   Seligman Tech Spectrum Fund, LLC +                                5,750,000      5,812,933       6.97
   Tiedemann/Falconer Partners, L.P. ++                              4,250,000      5,209,134       6.25
                                                                  ------------   ------------   --------
TOTAL EQUITY HEDGE                                                  29,413,341     29,893,276      35.83
                                                                  ------------   ------------   --------

EVENT DRIVEN
   American Durham, L.P. Sidepocket (b)                                524,293        524,293       0.63
   Centaurus Alpha Fund, L.P. (c)                                    4,293,178      3,685,992       4.42
   Delaware Street Capital, L.P.                                        37,249         40,772       0.05
   Halcyon Enhanced Fund, L.P. ++                                    4,526,335      4,289,935       5.14
   JANA Partners, L.P. ++                                            4,264,242      4,449,156       5.33
   Strategic Value Restructuring Fund, L.P. +(b)                     5,700,000      5,295,891       6.35
   Waterfall Eden Fund, L.P. (b)                                     4,000,000      3,459,654       4.14
                                                                  ------------   ------------   --------
TOTAL EVENT DRIVEN                                                  23,345,297     21,745,693      26.06
                                                                  ------------   ------------   --------

MACRO
   Brevan Howard, L.P. +                                             3,086,502      5,225,241       6.26
   Drake Global Opportunities Fund, L.P. (c)                           578,933        439,345       0.53
                                                                  ------------   ------------   --------
TOTAL MACRO                                                          3,665,435      5,664,586       6.79
                                                                  ------------   ------------   --------

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                             DECEMBER 31, 2008
                                                                  --------------------------------------
                                                                                                  % OF
                                                                                    FAIR          NET
                                                                      COST          VALUE        ASSETS*
                                                                  ------------   ------------   --------
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

RELATIVE VALUE
   Aristeia Partners, L.P. (b)                                    $  3,650,000   $  3,015,280       3.61 %
   Lydian Partners II, L.P. (a)                                      3,524,717      1,039,147       1.25
   Lydian Partners SPV, Ltd. (b)                                       475,283         47,529       0.06
   Vicis Capital Fund                                                2,750,000      3,411,023       4.09
                                                                  ------------   ------------   --------
TOTAL RELATIVE VALUE                                                10,400,000      7,512,979       9.01
                                                                  ------------   ------------   --------

     TOTAL INVESTMENTS IN PORTFOLIO FUNDS                         $ 71,991,424   $ 70,544,315      84.55 %
                                                                  ============   ============   ========

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                       IN PORTFOLIO FUNDS, AT FAIR VALUE

                                   % of Total
Strategy                 Investments in Portfolio Funds
--------------------     ------------------------------
Equity Hedge                         42.37%
Event Driven                         30.83%
Relative Value                       10.65%
Emerging Markets                     8.12%
Macro                                8.03%
                                   ------
                                   100.00%

*     Percentages are based on net assets of $83,430,802.
(a) Portfolio Fund that has suspended redemptions as of the date of this report.
(b) Portfolio Fund that has imposed limits on the redemptions on or after the date of this report.
(c) Portfolio Fund that is in process of liquidation as of the date of this report.

For Portfolio Funds representing greater than 5.00% of the Fund's net assets, the following are the redemption cycles:

+ Subject to monthly redemption cycle, subject to the Manager's ability to suspend redemptions at any time.
++ Subject to quarterly redemption cycle, subject to the Manager's ability to suspend redemptions at any time.

The aggregate cost of investments for tax purposes was approximately $79,017,297. Net unrealized depreciation on investments for tax purposes was $8,472,982 consisting of $2,696,625 of gross unrealized appreciation and $11,169,607 of gross unrealized depreciation.

The investments in Portfolio Funds shown above represent 84.55% of Investors' capital.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

VALUATIONS

The investments in portfolio funds ("Portfolio Funds") of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") are valued by Banc of America Investment Advisors, Inc. (the "Adviser") as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from Portfolio Funds. The Fund and the Adviser rely upon audited and unaudited reports and estimates prepared by or for Portfolio Fund and any other information that they may receive from Portfolio Fund, which may be subject to adjustment by Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. Neither the Fund nor the Adviser will be able to confirm independently the accuracy of the valuations provided by Portfolio Funds or their portfolio managers or administrators.

Portfolio Funds, or their administrators or portfolio managers, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by Portfolio Fund or its portfolio manager or administrator.

Some of Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, the Fund may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly. In instances where such a Portfolio Fund closes its operations, the Fund may receive an `in kind' distribution and fully remove its interests from the Portfolio Fund. As of December 31, 2008, the Fund's investments in side pockets are immaterial in relation to the Fund's net assets.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      o Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at December 31, 2008:

                                       LEVEL 1    LEVEL 2       LEVEL 3         TOTAL
                                       -------    -------    ------------   ------------
Investments in Portfolio Funds         $     -    $     -    $ 70,544,315   $ 70,544,315
                                       -------    -------    ------------   ------------
TOTAL                                  $     -    $     -    $ 70,544,315   $ 70,544,315
                                       =======    =======    ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 3/31/08             $   97,857,627
Realized gain/(loss)                             1,960,451
Change in unrealized
appreciation/(depreciation)                    (14,685,750)
Net purchase/sales                             (14,588,013)
Net transfers in and/or out of Level 3                  --
                                            --------------
ENDING BALANCE AS OF 12/31/08               $   70,544,315
                                            ==============

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ David Bailin
                                      -----------------------------
                                      David Bailin, President
                                      (Principal Executive Officer)
Date: February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ David Bailin
                                      -----------------------------
                                      David Bailin, President
                                      (Principal Executive Officer)
Date: February 27, 2009


By (Signature and Title)*             /s/ Steven Suss
                                      -----------------------------------
                                      Steven Suss, Treasurer
                                      and Senior Vice President
                                      (Principal Financial Officer)
Date: February 27, 2009



* Print the name and title of each signing officer under his or her signature.